Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value, on a recurring basis
The following table summarizes financial instruments measured at fair value, on a recurring basis, as of December 31, 2015:

(in millions)	Total	Level 1	Level 2	Level 3
Assets
Trading securities	$11.2	$7.2	$4.0	$—
Available for sale securities	2.9	—	2.9	—
Interest rate caps	0.4	—	0.4	—
Total	$14.5	$7.2	$7.3	$—

Liabilities
Contingent obligation	$(7.1)	$—	$—	$(7.1)
Total	$(7.1)	$—	$—	$(7.1)